INVESTMENTS	12 Months Ended
Dec. 31, 2019
INVESTMENTS
INVESTMENTS

11)  INVESTMENTS

a)Accounting policy

The consolidation of a subsidiary begins when the Company obtains control over the subsidiary and ends when the Company ceases to exercise said control. Assets, liabilities and results of a subsidiary acquired or sold during the year are included in the consolidated financial statements from the date on which the Company obtains control until the date on which the Company ceases to exercise control over the subsidiary.

Joint control is the contractually agreed sharing of a control, only existing when decisions about relevant activities call for unanimous agreement by the parties sharing control.

Control is obtained when the Company is exposed or has the right to variable returns based on its involvement with the investee and has the capacity of affecting those returns through the power exercised over an investee.

Based on the equity method, investments are recorded in balance sheets at cost plus changes after the acquisition of the equity interest. The statement of income reflects the portion of the results of operations of the investees.

When changes are directly recognized in the investees' equity, the Company will recognize its portion in variations occurred, and record these variations in the statements of changes in equity and in the statements of comprehensive income, where applicable.

The financial statements of investees are prepared for the same reporting period of the Company. Whenever necessary, adjustments are made so that the accounting policies are in accordance with those adopted by the Company.

After the equity method is applied, the Company determines whether there is any need to recognize additional impairment of its investment in investees. At each closing date, the Company determines whether there is objective evidence of impairment of investment in the affiliate. If so, the Company calculates the recoverable amount as the difference between the recoverable value of the investees and their carrying amount and recognizes the amount in the statement of incomes.

When there is loss of significant influence over the investees, the Company evaluates and recognizes the investment, at that moment, at fair value. Any difference between the investees’ carrying amount by the time it loses significant influence and the fair value of the remaining investment and revenue from sale is recognized in the statement of incomes.

Foreign exchange variations in Aliança’s equity (jointly controlled entity) are recognized in the Company’s equity in other comprehensive income (“Effects on conversion of investments abroad”, Note 23).

b)  Information on investees

Selected financial data of the direct investees in which the Company holds an interest and corporate changes are described in Note 1 d.

	Joint Ventures (Aliança / AIX / ACT)
	12.31.19	12.31.18

Equity interest	50.00%	50.00%

Summary of balance sheets:
Current assets	221,183	213,481
Non-current assets	10,556	12,327
Total assets	231,739	225,808

Current liabilities	7,140	7,103
Non-current liabilities	16,773	16,101
Equity	207,826	202,604
Total liabilities and equity	231,739	225,808

Investment Book value	103,913	101,302

	Joint Ventures (Aliança / AIX / ACT)
Summary Statements of Income:	2019	2018	2017
Net operating income	45,567	45,608	45,704
Operating costs and expenses	(44,325)	(58,773)	(43,571)
Financial income (expenses), net	1,030	1,334	1,713
Income and social contribution taxes	(768)	137	(686)
Net income (loss) for the year	1,504	(11,694)	3,160

Equity pickup, according to interest held	752	(5,847)	1,580

c)  Changes in investments

	Joint Ventures
	(Aliança / AIX	Other	Total
	/ ACT)	investments (1)	investments
Balance on 12.31.17	97,222	1,680	98,902
Equity pick-up	(5,847)	—	(5,847)
Provision for losses on investments	—	(700)	(700)
Other comprehensive income	9,927	(625)	9,302
Balance on 12.31.18	101,302	355	101,657
Equity pick-up	752	—	752
Other comprehensive income	1,859	(17)	1,842
Balance on 12.31.19	103,913	338	104,251

(1)   Other investments are measured at fair value.